SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS
NOTE 26 –SUBSEQUENT EVENTS:

Long term loan - Retail Pro International LLC acqustion

In November 2023, the Company acquired Retail Pro International LLC. The Company funded the cash portion of the consideration payable at the closing, with a short-term credit facility that the Company received (see note 6(b)). In February 25, 2024, the Company received from the same bank an approval for a long-term loan through bank financing. The long-term loan was fully executed and bears a SOFR based variable interest rates. The long-term loan did not require a change in the covenants.